Acquisition and sale of businesses and brands and purchase of non-controlling interests	12 Months Ended
Jun. 30, 2022
Disclosure of detailed information about business combination [abstract]
Acquisition and sale of businesses and purchase of non-controlling interests
Operating assets and liabilities

Introduction
This section describes the assets used in the group’s operations and the liabilities incurred. Liabilities relating to the group’s financing activities are included in section ‘Risk management and capital structure’ and balance sheet information in respect of associates, joint ventures and taxation are covered in section ‘Results for the year’. This section also provides detailed disclosures on the group’s recent acquisitions and disposals, performance and financial position of its defined benefit post employment plans.
8. Acquisition and sale of businesses and brands and purchase of non-controlling interests

Accounting policies
The consolidated financial statements include the results of the company and its subsidiaries together with the group’s attributable share of the results of associates and joint ventures. The results of subsidiaries acquired or sold are included in the income statement from, or up to, the date that control passes.
Business combinations are accounted for using the acquisition method. Identifiable assets, liabilities and contingent liabilities acquired are measured at fair value at acquisition date. The consideration payable is measured at fair value and includes the fair value of any contingent consideration. Among other factors, the group considers the nature of, and compensation for the selling shareholders' continuing employment to determine if any contingent payments are for post-combination employee services, which are excluded from consideration.
On the acquisition of a business, or of an interest in an associate or joint venture, fair values, reflecting conditions at the date of acquisition, are attributed to the net assets, including identifiable intangible assets and contingent liabilities acquired. Directly attributable acquisition costs in respect of subsidiary companies acquired are recognised in other external charges as incurred.
The non-controlling interests on the date of acquisition can be measured either at the fair value or at the non-controlling shareholder’s proportion of the net fair value of the identifiable assets assumed. This choice is made separately for each acquisition.
Where the group has issued a put option over shares held by a non-controlling interest, the group derecognises the non-controlling interests and instead recognises a contingent deferred consideration liability for the estimated amount likely to be paid to the non-controlling interest on the exercise of those options. Movements in the estimated liability in respect of put options are recognised in retained earnings.
Transactions with non-controlling interests are recorded directly in retained earnings.
For all entities in which the company, directly or indirectly, owns equity a judgement is made to determine whether it controls and therefore should fully consolidate the investee. An assessment is carried out to determine whether the group has the exposure or rights to the variable returns of the investee and has the ability to affect those returns through its power over the investee. To establish control an analysis is carried out of the substantive and protective rights that the group and the other investors hold. This assessment is dependent on the activities and purpose of the investee and the rights of the other shareholders, such as which party controls the board, executive committee and material policies of the investee. Determining whether the rights that the group holds are substantive, requires management judgement.
Where less than 50% of the equity of an investee is held, and the group holds significantly more voting rights than any other vote holder or organised group of vote holders, this may be an indicator of de facto control. An assessment is needed to determine all the factors relevant to the relationship with the investee to ascertain whether control has been established and whether the investee should be consolidated as a subsidiary. Where voting power and returns from an investment are split equally between two entities then the arrangement is accounted for as a joint venture.
On an acquisition, fair values are attributed to the assets and liabilities acquired. This may involve material judgement to determine these values.
(a) Acquisition of businesses
Fair value of net assets acquired and cash consideration paid in respect of the acquisition of subsidiaries in the three years ended 30 June 2022 were as follows:

	Net assets acquired and consideration
	21Seeds £ million	Other £ million	2022 £ million	2021 £ million	2020 £ million
Brands and other intangibles	84	36	120	334	102
Property, plant and equipment	—	—	—	15	—
Inventories	4	2	6	12	2
Other working capital	—	3	3	(3)	(3)
Deferred tax	(20)	(11)	(31)	(15)	(19)
Borrowings	—	—	—	(8)	—
Cash	1	—	1	4	2
Fair value of assets and liabilities	69	30	99	339	84
Goodwill arising on acquisition	48	22	70	274	8
Settlement of pre-existing relationship	—	(1)	(1)	—	—
Step acquisitions	—	(6)	(6)	—	(23)
Consideration payable	117	45	162	613	69
Satisfied by:
Cash consideration paid	(62)	(26)	(88)	(358)	(27)
Contingent consideration payable	(55)	(15)	(70)	(253)	(42)
Deferred consideration payable	—	(4)	(4)	(2)	—
	(117)	(45)	(162)	(613)	(69)
Cash consideration paid in respect of the acquisition of businesses and purchase of shares of non-controlling interests in the three years ended 30 June 2022 were as follows:

	Consideration
	2022 £ million	2021 £ million	2020 £ million
Acquisitions in the year - subsidiaries
Cash consideration paid	(88)	(358)	(27)
Prior year acquisitions - subsidiaries
Contingent consideration paid for Casamigos	(83)	(89)	(49)
Other consideration	(36)	(7)	(9)
Investments in associates
Cash consideration paid	(4)	—	(6)
Capital injection	(61)	(38)	(41)
Cash acquired	1	4	2
Net cash outflow on acquisition of businesses	(271)	(488)	(130)
Purchase of shares of non-controlling interests	—	(42)	(62)
Total net cash outflow	(271)	(530)	(192)
Acquisitions in the year
On 31 March 2022, Diageo acquired 100% equity interest in 21Seeds, to support Diageo's participation in the super premium flavoured tequila segment, for a total consideration of £62 million upfront in cash and a contingent consideration of up to £61 million linked to performance targets. The goodwill arising on the acquisition of 21Seeds represents expected revenue synergies and acquired workforce. The fair values of assets and liabilities acquired are provisional and will be finalised in the year ending 30 June 2023.
Diageo completed further acquisitions in the year ended 30 June 2022, including (i) on 27 January 2022, the acquisition of Casa UM, to expand Reserve portfolio with premium artisanal mezcal brand, Mezcal Unión and (ii) on 29 June 2022, the acquisition of Vivanda, owner of the technology behind 'What's your Whisky' platform and the Journey of Flavour experience at Johnnie Walker Princes Street, to support Diageo's ambition to provide customised brand experiences across all channels. The aggregate upfront cash consideration paid on completion of these transactions in the year ended 30 June 2022 was £26 million. In addition, these transactions included provision for further contingent consideration of up to £18 million in aggregate, linked to performance targets and a further deferred consideration of £4 million.

Prior year acquisitions
On 30 September 2020, Diageo completed the acquisition of Aviation Gin LLC (Aviation Gin) and Davos Brands LLC (Davos Brands) to support Diageo's participation in the super-premium gin segment for a total consideration of $337 million (£263 million) upfront in cash and contingent consideration of up to $275 million (£214 million) linked to performance targets.

Diageo also completed a number of additional acquisitions in the year ended 30 June 2021, comprising: (i) on 26 February 2021, the acquisition of Chase Distillery Limited, to further support Diageo's participation in the premium-plus gin segment in the United Kingdom; (ii) on 8 March 2021, the acquisition of Far West Spirits LLC, owner of the Lone River Ranch Water brand, to improve Diageo's participation in the ready to drink category in the United States; and (iii) on 14 April 2021, the acquisition of Sons of Liberty Spirits Company, to expand Diageo's spirits-based ready to drink portfolio with Loyal 9 Cocktails. The aggregate upfront cash consideration paid on completion of these three transactions in the year ended 30 June 2021 was £95 million. In addition, two of these transactions included provision for further contingent consideration of up to £86 million in aggregate, in each case linked to performance targets, and one of the transactions provided for a further £2 million of deferred consideration, of which £1 million was paid by 30 June 2021.
During the year ended 30 June 2020, Diageo completed a number of acquisitions, the largest of these were Seedlip Ltd and Anna Seed 83 Ltd, the brand owners of Seedlip and Æcorn distilled non-alcoholic spirits and aperitifs, both of which completed on 6 August 2019.
During the prior years Diageo completed a number of smaller acquisitions of brands, distribution rights and equity interests in various drinks businesses and made contingent consideration payments in respect of prior year acquisitions.

Purchase of shares of non-controlling interests
In the years ended 30 June 2021 and 2020, East African Breweries Ltd, a Diageo subsidiary completed the acquisition of 30% and 4%, respectively, of shares in Serengeti Breweries Limited for a consideration of $55 million (£42 million) and $3 million (£2 million) in cash, respectively and £16 million in the form of shareholder loan from two Diageo subsidiaries in 2021, increasing Diageo's effective economic interest from 39.2% to 47.0%. All transactions were recognised in retained earnings.
In August 2019 and February 2020, in two separate purchases, Diageo acquired shares in United Spirits Limited (USL) for INR 5,495 million (£60 million), which increased Diageo’s percentage of shares owned in USL from 54.78% to 55.94% (excluding 2.38% owned by the USL Benefit Trust).
(b) Sale of businesses and brands
Cash consideration received and net assets disposed of in respect of sale of businesses and brands in the three years ended 30 June 2022 were as follows:

	2022 £ million	2021 £ million	2020 £ million
Sale consideration
Cash received	106	14	11
Overdraft disposed of	2	—	—
Transaction and other directly attributable costs paid	(26)	—	—
Net cash received	82	14	11
Transaction costs payable	(16)	1	(1)
	66	15	10
Net assets disposed of
Goodwill	(14)	—	—
Property, plant and equipment	(11)	(2)	(1)
Investment in associates	—	—	(1)
Assets and liabilities held for sale	—	—	(30)
Inventories	(4)	—	—
Other working capital	15	1	—
Other borrowings	1	—	—
Corporate tax	(5)	—	—
Deferred tax	(2)	—	—
	(20)	(1)	(32)
Impairment charge recognised up until the date of sale	—	—	(7)
Exchange recycled from other comprehensive income	(63)	—	(4)
(Loss)/gain on disposal before taxation	(17)	14	(33)
Taxation	(23)	—	—
(Loss)/gain on disposal after taxation	(40)	14	(33)
On 25 April 2022, Diageo sold its Ethiopian subsidiary, Meta Abo Brewery Share Company. A loss of £95 million was recognised as a non-operating item attributable to the sale, including cumulative translation losses in the amount of £63 million recycled to the income statement.
On 10 May 2022, Diageo completed the sale of the Picon brand for an upfront consideration of €117 million (£100 million). The gain of £91 million, net of disposal cost, was recognised as a non-operating item in the income statement.
In the year ended 30 June 2022, ZAR133 million (£6 million) (2021 – £10 million) of deferred consideration was paid to Diageo in respect of the sale of United National Breweries. The disposal was completed on 1 April 2020 for an aggregate consideration of ZAR 600 million (£27 million) from which ZAR 378 million (£17 million) was deferred.
Prior year disposals further included the sale of certain United Spirits Limited subsidiaries in the year ended 30 June 2021 for an aggregate consideration of £3 million, which resulted in an exceptional gain of £3 million.
(c) Assets and liabilities held for sale

	Windsor business £ million	USL Popular brands £ million	2022 £ million
Intangible assets	145	20	165
Property, plant and equipment	3	9	12
Other investments	1	—	1
Inventories	6	15	21
Trade and other receivables	1	22	23
Assets held for sale	156	66	222
Trade and other payables	(5)	(13)	(18)
Corporation tax	(6)	—	(6)
Deferred tax	(28)	(7)	(35)
Leases	(2)	—	(2)
Liabilities held for sale	(41)	(20)	(61)
Total	115	46	161

Diageo signed a share purchase agreement on 25 March 2022 with Bayside/Metis Private Equity Consortium to dispose of the Windsor business in Korea. The sale is considered to be highly probable and it is anticipated to complete in the year ending 30 June 2023.
Following the strategic review of its selected Popular brands, on 27 May 2022, United Spirits Limited reached agreement with Inbrew Beverages Pvt Limited for the sale of 32 brands, including Old Tavern and White Mischief. The sale covers the related contracts, permits, intellectual property rights, associated employees, working capital and a manufacturing facility. The transaction is highly probable to be completed in the year ending 30 June 2023.
It is unlikely that any significant change would take place to the plan to sell these asset groups, hence the impacted assets and liabilities were classified as held for sale at 30 June 2022. Assets and liabilities were measured at their cost as the lower of cost and fair value less cost of disposal.